UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-03023

FORUM FUNDS
Three Canal Plaza, Suite 600
Portland, Maine 04101

Stacey E. Hong, Principal Executive Officer
Three Canal Plaza, Suite 600
Portland, Maine 04101
207-347-2000

Date of fiscal year end: August 31

Date of reporting period: March 1, 2011 – May 31, 2011

Item 1.  Schedule of Investments.

DIVIDEND PLUS+ INCOME FUND SCHEDULE OF INVESTMENTS MAY 31, 2011 (Unaudited)

AFA
Shares	Security Description	Value

Common Stock - 47.8%
Communications - 1.7%
16,300	Vodafone Group PLC, ADR (a)(b)	$456,889

Consumer Discretionary - 3.0%
11,000	Home Depot, Inc. (a)(b)	399,080
5,400	McDonald's Corp. (a)(b)	440,316
		839,396
Consumer Staples - 5.4%
6,500	Avon Products, Inc. (a)(b)	193,115
5,000	Diageo PLC, ADR (a)(b)	425,450
5,800	PepsiCo, Inc. (a)(b)	412,496
6,500	Philip Morris International, Inc. (a)(b)	466,375
		1,497,436
Energy - 6.7%
4,100	Chevron Corp. (a)(b)	430,131
5,500	ConocoPhillips (a)(b)	402,710
6,300	Exxon Mobil Corp. (a)(b)	525,861
51	Kinder Morgan Management, LLC (c)	3,319
6,800	Royal Dutch Shell PLC, ADR (a)(b)	485,724
		1,847,745
Financials - 4.8%
20,500	Annaly Capital Management, Inc. REIT (a)(b)	371,665
11,100	JPMorgan Chase & Co. (a)(b)	479,964
7,000	The Chubb Corp. (a)(b)	459,130
		1,310,759
Health Care - 4.8%
8,700	Abbott Laboratories (a)(b)	454,575
6,800	Johnson & Johnson (a)(b)	457,572
10,400	Medtronic, Inc. (a)(b)	423,280
		1,335,427
Industrials - 11.2%
22,800	General Electric Co. (a)(b)	447,792
7,700	Honeywell International, Inc. (a)(b)	458,535
7,700	Illinois Tool Works, Inc. (a)(b)	441,364
5,900	Norfolk Southern Corp. (a)(b)	432,529
7,600	Raytheon Co. (a)(b)	382,888
6,000	The Boeing Co. (a)(b)	468,180
11,200	Waste Management, Inc. (a)(b)	435,456
		3,066,744
Information Technology - 5.7%
10,000	Analog Devices, Inc. (a)(b)	411,700
9,800	Intel Corp. (a)(b)	220,598
16,600	Microsoft Corp. (a)(b)	415,166
8,700	QUALCOMM, Inc. (a)(b)	509,733
		1,557,197
Materials - 3.2%
4,800	BHP Billiton, Ltd., ADR (a)(b)	458,016
9,700	Nucor Corp. (a)(b)	410,698
		868,714
Utilities - 1.3%
6,400	NextEra Energy, Inc. (b)	370,880

Total Common Stock (Cost $12,615,410)	13,151,187
Money Market Funds - 49.5%
13,600,638	Fidelity Institutional Cash Money Market Fund, 0.16% (d) (Cost $13,600,638)	13,600,638

Total Investments - 97.3% (Cost $26,216,048)*	$26,751,825
Total Written Options - (0.6)% (Premiums Received $(214,361))*	(173,996)
Other Assets & Liabilities, Net - 3.3%	899,736
Net Assets - 100.0%	$27,477,565

DIVIDEND PLUS+ INCOME FUND SCHEDULE OF CALL AND PUT OPTIONS WRITTEN MAY 31, 2011 (Unaudited)

Contracts	Security Description	Srike Price	Exp. Date	Value

Written Options - (0.6)%

Call Options Written - (0.4)%

(35)	Abbott Laboratories	$55.00	06/11	$(210)
(7)	Abbott Laboratories	55.00	07/11	(140)
(68)	Analog Devices, Inc. (e)	44.00	06/11	(68)
(15)	Analog Devices, Inc.	43.00	06/11	(255)
(6)	Analog Devices, Inc.	42.00	06/11	(240)
(5)	Analog Devices, Inc.	43.00	07/11	(275)
(121)	Annaly Capital Management, Inc. REIT	18.00	06/11	(2,541)
(55)	Annaly Capital Management, Inc. REIT	18.00	07/11	(1,375)
(10)	Avon Products, Inc. (e)	33.00	06/11	(10)
(18)	Avon Products, Inc.	32.00	06/11	(180)
(11)	Avon Products, Inc.	30.00	06/11	(495)
(8)	Avon Products, Inc.	32.00	07/11	(200)
(6)	BHP Billiton, Ltd., ADR	100.00	06/11	(252)
(12)	BHP Billiton, Ltd., ADR	97.50	06/11	(1,320)
(10)	BHP Billiton, Ltd., ADR	105.00	07/11	(430)
(12)	BHP Billiton, Ltd., ADR	100.00	07/11	(1,800)
(12)	Chevron Corp.	105.00	06/11	(1,884)
(10)	Chevron Corp.	110.00	07/11	(890)
(13)	ConocoPhillips	85.00	06/11	(26)
(12)	ConocoPhillips	75.00	06/11	(708)
(20)	ConocoPhillips	77.50	07/11	(1,220)
(29)	Diageo PLC, ADR	85.00	06/11	(3,045)
(16)	Diageo PLC, ADR	80.00	06/11	(8,320)
(15)	Exxon Mobil Corp.	90.00	06/11	(15)
(10)	Exxon Mobil Corp.	85.00	06/11	(490)
(14)	Exxon Mobil Corp.	82.50	06/11	(2,464)
(7)	Exxon Mobil Corp.	85.00	07/11	(854)
(30)	General Electric Co.	20.00	06/11	(420)
(30)	General Electric Co.	20.00	07/11	(870)
(19)	Home Depot, Inc. (e)	40.00	06/11	(19)
(19)	Home Depot, Inc.	39.00	06/11	(38)
(11)	Home Depot, Inc.	38.00	06/11	(55)
(25)	Home Depot, Inc.	38.00	07/11	(400)
(11)	Honeywell International, Inc.	65.00	06/11	(33)
(16)	Honeywell International, Inc.	62.50	06/11	(208)
(31)	Honeywell International, Inc.	62.50	07/11	(1,705)
(22)	Illinois Tool Works, Inc.	60.00	06/11	(220)
(19)	Illinois Tool Works, Inc.	57.50	06/11	(1,330)
(19)	Illinois Tool Works, Inc.	60.00	07/11	(760)
(19)	Intel Corp.	25.00	06/11	(57)
(7)	Intel Corp.	24.00	06/11	(42)
(62)	Intel Corp.	23.00	06/11	(1,426)
(10)	Intel Corp.	25.00	07/11	(70)
(8)	Johnson & Johnson	70.00	07/11	(264)
(40)	Johnson & Johnson	67.50	07/11	(4,720)
(27)	JPMorgan Chase & Co.	48.00	06/11	(27)
(25)	JPMorgan Chase & Co.	47.00	06/11	(25)
(15)	JPMorgan Chase & Co.	47.00	07/11	(210)
(15)	McDonald's Corp.	85.00	07/11	(465)
(20)	McDonald's Corp.	82.50	07/11	(2,020)
(14)	Medtronic, Inc. (e)	45.00	06/11	(14)
(42)	Medtronic, Inc.	44.00	06/11	(84)
(5)	Medtronic, Inc.	43.00	06/11	(25)
(18)	Medtronic, Inc.	44.00	07/11	(180)
(20)	Microsoft Corp.	28.00	06/11	(20)
(25)	Microsoft Corp.	27.00	06/11	(25)
(20)	Microsoft Corp.	25.00	06/11	(760)
(20)	Microsoft Corp.	26.00	07/11	(520)
(37)	Norfolk Southern Corp.	75.00	06/11	(1,850)
(7)	Norfolk Southern Corp.	70.00	06/11	(2,170)
(10)	Norfolk Southern Corp.	77.50	07/11	(500)
(15)	Nucor Corp.	45.00	06/11	(150)
(10)	Nucor Corp.	46.00	07/11	(200)
(23)	Nucor Corp.	45.00	07/11	(759)
(17)	PepsiCo, Inc.	72.50	07/11	(850)
(49)	Philip Morris International, Inc.	67.50	06/11	(20,384)
(6)	Philip Morris International, Inc.	72.50	07/11	(540)
(21)	QUALCOMM, Inc.	60.00	06/11	(1,092)
(20)	QUALCOMM, Inc.	62.50	07/11	(960)
(13)	QUALCOMM, Inc.	60.00	07/11	(1,495)
(29)	Raytheon Co.	50.00	06/11	(2,552)
(11)	Raytheon Co.	50.00	07/11	(1,364)
(6)	Royal Dutch Shell PLC, ADR	75.00	06/11	(90)
(13)	Royal Dutch Shell PLC, ADR	70.00	06/11	(2,730)
(18)	Royal Dutch Shell PLC, ADR	75.00	07/11	(1,170)
(5)	Royal Dutch Shell PLC, ADR	70.00	07/11	(1,300)
(14)	The Boeing Co.	82.50	06/11	(196)
(18)	The Boeing Co.	80.00	06/11	(1,008)
(12)	The Boeing Co.	82.50	07/11	(768)
(33)	The Chubb Corp.	65.00	06/11	(3,696)
(9)	The Chubb Corp.	60.00	06/11	(5,040)
(10)	Vodafone Group PLC, ADR	29.00	07/11	(150)
(81)	Vodafone Group PLC, ADR	28.00	07/11	(3,240)
(13)	Waste Management, Inc. (e)	40.00	06/11	(13)
(28)	Waste Management, Inc.	39.00	06/11	(1,120)
(24)	Waste Management, Inc.	40.00	07/11	(672)
(8)	Waste Management, Inc.	39.00	07/11	(680)
Total Call Options Written (Premiums Received $(99,550))	(103,458)

Put Options Written - (0.2)%
(25)	Abbott Laboratories	52.50	06/11	(1,875)
(11)	Abbott Laboratories	50.00	06/11	(154)
(12)	Abbott Laboratories	49.00	06/11	(120)
(7)	Abbott Laboratories	50.00	07/11	(378)
(15)	Analog Devices, Inc.	41.00	06/11	(1,200)
(20)	Analog Devices, Inc. (e)	34.00	06/11	(20)
(15)	Analog Devices, Inc. (e)	33.00	06/11	(15)
(12)	Analog Devices, Inc.	37.00	07/11	(300)
(23)	Annaly Capital Management, Inc. REIT	17.00	06/11	(46)
(97)	Annaly Capital Management, Inc. REIT	17.00	07/11	(1,455)
(30)	Annaly Capital Management, Inc. REIT	16.00	07/11	(150)
(18)	Avon Products, Inc.	29.00	06/11	(540)
(6)	Avon Products, Inc.	28.00	06/11	(90)
(11)	Avon Products, Inc. (e)	27.00	06/11	(11)
(15)	Avon Products, Inc.	28.00	07/11	(675)
(9)	Avon Products, Inc.	27.00	07/11	(203)
(8)	BHP Billiton, Ltd., ADR	90.00	06/11	(480)
(27)	BHP Billiton, Ltd., ADR	85.00	06/11	(540)
(8)	BHP Billiton, Ltd., ADR	85.00	07/11	(680)
(18)	Chevron Corp.	95.00	06/11	(180)
(12)	Chevron Corp.	90.00	07/11	(336)
(27)	ConocoPhillips	72.50	06/11	(2,862)
(14)	ConocoPhillips	67.50	06/11	(266)
(12)	ConocoPhillips	65.00	07/11	(456)
(25)	Diageo PLC, ADR	80.00	06/11	(575)
(8)	Diageo PLC, ADR (e)	75.00	06/11	(8)
(10)	Diageo PLC, ADR	75.00	07/11	(250)
(29)	Exxon Mobil Corp.	82.50	06/11	(2,494)
(10)	Exxon Mobil Corp.	80.00	06/11	(330)
(10)	Exxon Mobil Corp.	77.50	06/11	(140)
(10)	Exxon Mobil Corp.	75.00	07/11	(330)
(68)	General Electric Co.	19.00	06/11	(1,020)
(34)	General Electric Co.	19.00	07/11	(1,258)
(37)	General Electric Co.	18.00	07/11	(592)
(45)	Home Depot, Inc.	36.00	06/11	(2,475)
(17)	Home Depot, Inc.	35.00	06/11	(340)
(24)	Home Depot, Inc.	34.00	07/11	(840)
(30)	Honeywell International, Inc.	57.50	06/11	(1,380)
(28)	Honeywell International, Inc.	52.50	06/11	(168)
(12)	Honeywell International, Inc.	50.00	06/11	(48)
(7)	Honeywell International, Inc.	55.00	07/11	(343)
(7)	Honeywell International, Inc.	52.50	07/11	(165)
(15)	Illinois Tool Works, Inc.	55.00	06/11	(337)
(15)	Illinois Tool Works, Inc. (e)	47.50	06/11	(15)
(17)	Illinois Tool Works, Inc.	55.00	07/11	(1,530)
(17)	Illinois Tool Works, Inc.	52.50	07/11	(765)
(30)	Intel Corp.	23.00	06/11	(2,130)
(41)	Intel Corp.	22.00	06/11	(984)
(12)	Intel Corp. (e)	18.00	06/11	(12)
(17)	Intel Corp.	21.00	07/11	(425)
(10)	Johnson & Johnson	65.00	06/11	(170)
(20)	Johnson & Johnson	62.50	06/11	(100)
(15)	Johnson & Johnson	60.00	06/11	(15)
(8)	Johnson & Johnson	65.00	07/11	(432)
(30)	Johnson & Johnson	62.50	07/11	(660)
(33)	JPMorgan Chase & Co.	42.00	06/11	(1,221)
(23)	JPMorgan Chase & Co.	41.00	06/11	(529)
(16)	JPMorgan Chase & Co.	40.00	07/11	(752)
(19)	JPMorgan Chase & Co.	39.00	07/11	(608)
(27)	McDonald's Corp.	72.50	06/11	(135)
(7)	McDonald's Corp.	80.00	07/11	(672)
(18)	McDonald's Corp.	77.50	07/11	(828)
(10)	Medtronic, Inc.	41.00	06/11	(1,090)
(15)	Medtronic, Inc.	40.00	06/11	(540)
(13)	Medtronic, Inc.	39.00	06/11	(338)
(27)	Medtronic, Inc.	38.00	06/11	(229)
(20)	Medtronic, Inc.	37.00	06/11	(110)
(9)	Medtronic, Inc.	38.00	07/11	(405)
(25)	Microsoft Corp.	25.00	06/11	(950)
(17)	Microsoft Corp.	24.00	06/11	(170)
(10)	Microsoft Corp.	23.00	06/11	(40)
(68)	Microsoft Corp.	23.00	07/11	(1,088)
(10)	NextEra Energy, Inc.	60.00	06/11	(2,750)
(33)	NextEra Energy, Inc.	55.00	06/11	(495)
(13)	NextEra Energy, Inc.	55.00	07/11	(585)
(7)	Norfolk Southern Corp.	72.50	06/11	(700)
(16)	Norfolk Southern Corp.	70.00	06/11	(640)
(10)	Norfolk Southern Corp.	60.00	06/11	(50)
(9)	Norfolk Southern Corp.	67.50	07/11	(540)
(17)	Norfolk Southern Corp.	65.00	07/11	(680)
(14)	Nucor Corp.	43.00	06/11	(1,778)
(28)	Nucor Corp.	41.00	06/11	(1,092)
(29)	Nucor Corp.	40.00	06/11	(899)
(15)	Nucor Corp.	38.00	07/11	(555)
(20)	PepsiCo, Inc.	70.00	06/11	(1,100)
(14)	PepsiCo, Inc.	67.50	06/11	(196)
(12)	PepsiCo, Inc.	65.00	06/11	(60)
(15)	PepsiCo, Inc.	67.50	07/11	(675)
(10)	Philip Morris International, Inc.	67.50	06/11	(100)
(17)	Philip Morris International, Inc.	62.50	06/11	(68)
(17)	Philip Morris International, Inc.	65.00	07/11	(493)
(50)	QUALCOMM, Inc.	52.50	06/11	(350)
(10)	QUALCOMM, Inc.	55.00	07/11	(560)
(20)	QUALCOMM, Inc.	52.50	07/11	(660)
(7)	Raytheon Co.	50.00	06/11	(392)
(10)	Raytheon Co.	49.00	06/11	(310)
(26)	Raytheon Co.	48.00	06/11	(390)
(8)	Raytheon Co.	48.00	07/11	(344)
(12)	Raytheon Co.	46.00	07/11	(282)
(9)	Royal Dutch Shell PLC, ADR	65.00	06/11	(90)
(20)	Royal Dutch Shell PLC, ADR	65.00	07/11	(800)
(14)	Royal Dutch Shell PLC, ADR	60.00	07/11	(140)
(8)	The Boeing Co.	75.00	06/11	(376)
(35)	The Boeing Co.	72.50	06/11	(665)
(7)	The Boeing Co.	72.50	07/11	(539)
(10)	The Boeing Co.	70.00	07/11	(460)
(23)	The Chubb Corp.	65.00	06/11	(1,357)
(9)	The Chubb Corp.	60.00	06/11	(81)
(12)	The Chubb Corp.	60.00	07/11	(324)
(47)	Vodafone Group PLC, ADR	27.00	06/11	(2,115)
(65)	Vodafone Group PLC, ADR	26.00	06/11	(1,300)
(20)	Vodafone Group PLC, ADR	26.00	07/11	(850)
(10)	Waste Management, Inc.	38.00	06/11	(290)
(13)	Waste Management, Inc.	37.00	06/11	(234)
(5)	Waste Management, Inc. (e)	34.00	06/11	(5)
(25)	Waste Management, Inc.	36.00	07/11	(725)
(15)	Waste Management, Inc.	35.00	07/11	(375)
Total Put Options Written (Premiums Received $(114,811))	(70,538)
Total Written Options - (0.6)% (Premiums Received $(214,361))	$(173,996)

DIVIDEND PLUS+ INCOME FUND NOTES TO SCHEDULES OF INVESTMENTS AND CALL AND PUT OPTIONS WRITTEN MAY 31, 2011 (Unaudited)

ADR	American Depository Receipt
LLC	Limited Liability Company
PLC	Public Limited Company
REIT	Real Estate Investment Trust
(a)	Subject to call option written by the Fund.
(b)	Subject to put option written by the Fund.
(c)	Non-income producing security.
(d)	Variable rate security. Rate presented is as of May 31, 2011.
(e)	Security fair valued in accordance with procedures adopted by the Board of Trustees. At the period end, the value of these securities amounted to $(210) or (0.0)% of net assets.

*	Cost of investments for federal income tax purposes is substantially the same as for financial statement purposes and net unrealized appreciation on investments consists of:

Gross Unrealized Appreciation	$718,610
Gross Unrealized Depreciation	(142,468)
Net Unrealized Appreciation	$576,142

The Fund has a three-tier fair value hierarchy. The basis of the tiers is dependent upon the various “inputs” used to determine the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:

Level 1 – quoted prices in active markets for identical assets

Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund’s investments and other financial instruments and liabilities as of May 31, 2011.

Level 1	Level 2	Level 3	Total

Investments At Value
Common Stock
Communications	$456,889	$-	$-	$456,889
Consumer Discretionary	839,396	-	-	839,396
Consumer Staples	1,497,436	-	-	1,497,436
Energy	1,847,745	-	-	1,847,745
Financials	1,310,759	-	-	1,310,759
Health Care	1,335,427	-	-	1,335,427
Industrials	3,066,744	-	-	3,066,744
Information Technology	1,557,197	-	-	1,557,197
Materials	868,714	-	-	868,714
Utilities	370,880	-	-	370,880
Money Market Funds	-	13,600,638	-	13,600,638
Total Investments At Value	$13,151,187	$13,600,638	$-	$26,751,825

Other Financial Instruments**
Call Options Written	(103,334)	-	(124)	(103,458)
Put Options Written	(70,452)		(86)	(70,538)
Total Other Financial Instruments**	$(173,786)	$-	$(210)	$(173,996)

** Other Financial Instruments are derivative instruments not reflected in the Total Investments in Securities, such as call options written and put options written, which are valued at their market value at period end date.

The following is a reconciliation of Level 3 assets (at either the beginning or ending of the period) for which significant unobservable inputs were used to determine fair value.
Written Options

Balance as of 09/23/10***	$-
Transfers In	(210)
Balance as of 05/31/11	$(210)
Net change in unrealized appreciation/(depreciation) from investments held as of 05/31/11	$8,740

***    Commencement of operations.

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND’S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND’S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED BY THE FUND.

Item 2.  Controls and Procedures.
(a) The registrant’s Principal Executive Officer and Principal Financial Officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) are effective, based on their evaluation of these disclosure controls and procedures required by Rule 30a-3(b) under the Act and Rule 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 as of a date within 90 days of the filing date of this report.

 (b) There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3.  Exhibits
Certifications as required by Rule 30a-2(a) under the Act are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

FORUM FUNDS

By:	/s/ Stacey E. Hong
Stacey E. Hong, Principal Executive Officer

Date:	July 08, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Stacey E. Hong
Stacey E. Hong, Principal Executive Officer

Date:	July 08, 2011

By:	/s/ Karen Shaw
Karen Shaw, Principal Financial Officer

Date:	July 08, 2011